CAPITALIZED SOFTWARE DEVELOPMENT COSTS AND INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Software Development and Other Intangible Assets Disclosure [Abstract]
Balance at the beginning of the year	$ 12,387	$ 24,412
Realization as a result of loss of control	0	(13,788)
Addition as a result of gain of control in an affiliated company of newly-consolidated subsidiaries	20,326	0
Capitalization	8,433	8,300
Amortization	(8,100)	(6,300)	9,100
Functional currency translation adjustments	403	(237)
Balance at the year end	$ 33,449	$ 12,387	$ 24,412